Convertible Notes Payable	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7. Convertible Notes Payable

Convertible notes payable consists of the following as of April 30, 2018 and January 31, 2018:

	April 30, 2018	January 31, 2018
Convertible note, dated July 31, 2015, bearing interest at 10% per annum, maturing on July 31, 2017 and convertible into shares of common stock at $0.01 per share, in default	72,640	72,640
Convertible note, dated October 31, 2015, bearing interest at 10% per annum, maturing on October 31, 2018 and convertible into shares of common stock at $0.50 per share	156,976	156,976
Convertible note, dated January 31, 2016, bearing interest at 10% per annum, maturing on January 31, 2019 and convertible into shares of common stock at a 60% discount to the market price	82,735	82,735
Convertible note, dated March 14, 2016, bearing interest at 8% per annum, maturing on March 14, 2017, and convertible into shares of common stock at a4 5% discount to the market price, in default	1,217	1,217
Convertible note, dated May 26, 2016, bearing interest at 8% per annum, maturing on May 26, 2017, and convertible into shares of common stock at a 45% discount to the market price, in default	67,986	67,986
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion with a floor on the conversion price of $0.00005	—	18,000
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion with a floor on the conversion price of $0.00005	40,000	40,000
Convertible note, dated February 6, 2018, bearing interest at 8% per annum, maturing November 6, 2018, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion with a floor on the conversion price of $0.00005	150,000	—
Total convertible notes payable	$571,554	$439,554
Less: current portion of convertible notes payable	(571,554)	(371,569)
Less: discount on noncurrent convertible notes payable	—	(50,800)
Convertible notes payable - non-current, net of discount	$—	$17,185

Current portion of convertible notes payable	$571,554	$371,569
Less: discount on current convertible notes payable	(368,853)	(224,861)
Convertible notes payable, net of discount	$202,701	$146,708

Issuance of Convertible Promissory Notes

During the three months ended April 30, 2018 and 2017, we issued Convertible Promissory Notes. The Convertible Promissory Notes bear interest and are payable at maturity along with accrued interest. The Convertible Promissory Notes and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
February 6, 2018	November 6, 2018	8%	45% discount	$150,000

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
March 14, 2016	March 14, 2017	8%	55% discount	$65,000
April 30, 2016	April 30, 2019	10%	60% discount	67,986

We evaluated the terms of the new notes in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We then evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, each of the above notes was fully discounted with a beneficial conversion discount o the date of issuance. We recorded the beneficial conversion discounts as an increase in additional paid-in capital and a discount to the Convertible Notes Payable. Discounts to the Convertible Notes Payable are amortized to interest expense over the life of the respective notes using the effective interest method. During the three months ended January 31, 2018 and 2017, we recorded amortization of discounts on convertible notes payable and recognized interest expense of $56,808 and $143,413, respectively.

Convertible Promissory Notes Issued for Cash

On February 6, 2018, we issued a convertible promissory note to a third party for cash. The note (the “front-end note”) was in the amount of $150,000, and it matures on November 6, 2018. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.00005.

We evaluated the terms of the note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We then evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, we recognized beneficial conversion discount of $142,500 on February 6, 2018. We recorded the beneficial conversion discount as an increase in additional paid-in capital and a discount to the Convertible Notes Payable. Discounts to the Convertible Notes Payable are amortized to interest expense using the effective interest method over the life of the respective notes.

Conversions to Common Stock

During three months ended April 30, 2017, the holders of our convertible promissory notes converted $145,506 of principal and accrued interest into 1,280,650 shares of our common stock. See Note 8. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement which provided for conversion.

During three months ended April 30, 2018, the holders of our convertible promissory notes converted $18,904 of principal and accrued interest into 343,709 shares of our common stock. See Note 8. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement which provided for conversion.

Note 7. Convertible Notes Payable

Convertible notes payable consists of the following as of January 31, 2018 and 2017:

	January 31, 2018	January 31, 2017
Convertible note, dated July 31, 2015, bearing interest at 10% per annum, maturing on July 31, 2017 and convertible into shares of common stock at $0.01 per share, in default	72,640	73,940
Convertible note, dated October 31, 2015, bearing interest at 10% per annum, maturing on October 31, 2018 and convertible into shares of common stock at $0.50 per share	156,976	156,976
Convertible note, dated January 31, 2016, bearing interest at 10% per annum, maturing on January 31, 2019 and convertible into shares of common stock at a 60% discount to the market price	82,735	82,735
Convertible note, dated March 14, 2016, bearing interest at 8% per annum, maturing on March 14, 2017, and convertible into shares of common stock at a4 5% discount to the market price, in default	1,217	1,217
Convertible note, dated March 14, 2016, bearing interest at 8% per annum, maturing on March 14, 2017, and convertible into shares of common stock at a 45% discount to the market price	—	16,551
Convertible note, dated May 26, 2016, bearing interest at 8% per annum, maturing on May 26, 2017, and convertible into shares of common stock at a 45% discount to the market price, in default	67,986	67,986
Convertible note, dated May 26, 2016, bearing interest at 8% per annum, maturing on May 26, 2017, and convertible into shares of common stock at a 45% discount to the market price	—	75,000
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion	18,000	—
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion	40,000	—
Total convertible notes payable	$439,554	$474,405
Less: current portion of convertible notes payable	(371,569)	(166,708)
Less: discount on noncurrent convertible notes payable	(50,800)	(278,882)
Convertible notes payable, net of discount	$17,185	$28,815

Current portion of convertible notes payable	$371,569	$166,708
Less: discount on current convertible notes payable	(224,861)	(112,323)
Convertible notes payable, net of discount	$146,708	$54,385

Issuance of Convertible Promissory Notes

During the year ended January 31, 2018 and 2017, we issued Convertible Promissory Notes. The Convertible Promissory Notes bear interest and are payable at maturity along with accrued interest. The Convertible Promissory Notes and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
March 14, 2016	March 14, 2017	8%	45% discount	$65,000
April 30, 2016	April 30, 2019	10%	60% discount	67,986
May 26, 2016	May 26, 2017	8%	45% discount	75,000
January 11, 2017	March 14, 2017	8%	45% discount	16,551
Total 2017				$224,537

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
February 9, 2017	March 14, 2017	8%	45% discount	$48,449
April 27, 2017	May 27, 2017	8%	45% discount	75,000
September 9, 2017	September 9, 2018	8%	45% discount	40,000
December 14, 2017	December 14, 2018	8%	45% discount	40,000
Total 2018				$203,449

We evaluated the terms of the new notes in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We then evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, each of the above notes was fully discounted with a beneficial conversion discount o the date of issuance. We recorded the beneficial conversion discounts as an increase in additional paid-in capital and a discount to the Convertible Notes Payable. Discounts to the Convertible Notes Payable are amortized to interest expense over the life of the respective notes using the effective interest method. During the years ended January 31, 2018 and 2017, we recorded amortization of discounts on convertible notes payable and recognized interest expense of $184,926 and $143,413, respectively.

Modifications of Convertible Promissory Notes

On March 14, 2016, a third party purchased the outstanding principal and accrued interest of our convertible promissory noted dated April 30, 2015. We came to an agreement with the purchaser to change the conditions of the note. Principal and accrued interest on the existing note were refinanced into $68,991 of principal on the new note. The maturity date was changed to March 14, 2017. The interest rate was lowered to 8%, and the conversion rate was change to a 45% discount to the lowest trading price over the preceding 20 days with a floor on the conversion price of $0.00005.

We evaluated the terms of the new note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion feature did not meet the definition of a liability, because there was a floor on the conversion price and the Board of Directors has the intent and ability to increase the number of outstanding shares if necessary to meet the conversion requirements of the note. We did not bifurcate the conversion feature and account for it as a separate derivative liability. We then evaluated the conversion feature for a beneficial conversion discount. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, we transferred the existing discount of $68,991 on the note to the new modified note on March 14, 2016. We recorded the beneficial conversion discount as an increase in additional paid-in capital and a discount to the Convertible Notes Payable.

We evaluated the terms of the modified note in accordance with ASC Topic No. 470 – 50, Modifications and Extinguishments. We determined this change in terms did constitute a modification. Therefore, we recognized a $7,628 gain on debt modification on March 14, 2016.

Convertible Promissory Notes Issued for Cash

On March 14, 2016, we issued a convertible promissory note to a third party for cash. The note (the “front-end note”) was in the amount of $65,000, and it matures on March 14, 2017. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.00005.

We evaluated the terms of the note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We then evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, we recognized beneficial conversion discount of $68,991 on March 14, 2016.  We recorded the beneficial conversion discount as an increase in additional paid-in capital and a discount to the Convertible Notes Payable. Discounts to the Convertible Notes Payable are amortized to interest expense using the effective interest method over the life of the respective notes.

On the same date we issued a second note (the “back-end note”) in the amount of $65,000 in exchange for a note receivable in the same amount. The back-end note matures on March 14, 2017. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.00005. The Company received proceeds of $16,551 on January 6, 2017 and the remaining proceeds of $48,449 on February 9, 2017. The note was secured by the note receivable for $65,000 from the same party.

On May 26, 2016, we issued a convertible promissory note to a third party for cash. The note (the “front-end note”) was in the amount of $75,000, and it matures on May 26, 2017. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.00005.

On the same date we issued a second note (the “back-end note”) in the amount of $75,000 in exchange for a note receivable in the same amount. The back-end note matures on May 26, 2017. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.00005. The Company received the proceeds of this note on April 27, 2017. The note was secured by the note receivable for $75,000 from the same party.

On September 9, 2017, we issued a convertible promissory note to a third party for cash. The note (the “front-end note”) was in the amount of $40,000, and it matures on September 9, 2018. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.000055. The proceeds from this note were placed in an escrow account on deposit with our attorney.

On the same date we issued a second note (the “back-end note”) in the amount of $40,000 in exchange for a note receivable in the same amount. The back-end note matures on September 9, 2018. The note bears interest at 8% per year and is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.000055. The Company received the proceeds of this note on December 7, 2017.

Conversions to Common Stock

During the year ended January 31, 2018, the holders of our convertible promissory notes converted $245,190 of principal and accrued interest into 3,857,614 shares of our common stock. During year ended January 31, 2017, the holders of our convertible promissory notes converted $265,485 of principal and accrued interest into 1,259,188 shares of our common stock.

See Note 9 for a detail of the conversions. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement which provided for conversion.